EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED	The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings (loss) per share of Class A Common Stock:

	As Restated Three Months Ended December 31, 2020	As Restated Year Ended December 31, 2020
Numerator:
Net income (loss)	$(17,867)	$(13,714)
Less: Net income (loss) attributable to DMSH prior to the Business Combination	—	(1,345)
Less: Net income (loss) attributable to non-controlling interests subsequent to the Business Combination	(7,481)	(5,018)
Net income (loss) (post business combination) attributable to DMS Inc.	$(10,386)	$7,351
Denominator:
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	32,369	32,335

Earnings per share of Class A Common Stock - basic and diluted	$(0.32)	$0.23